Quarterly Selected Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Selected Financial Data

	(In thousands, except per share data)
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2019	2018	2019	2018	2019	2018	2019	2018
Total revenues(1)	$2,439,767	$2,027,756	$2,806,631	$2,337,605	$3,186,850	$2,796,187	$2,517,413	$2,332,301
Operating income	$318,831	$274,146	$573,653	$456,895	$890,792	$799,733	$299,425	$364,027
Net Income attributable to Royal Caribbean Cruises Ltd.	$249,681	$218,653	$472,830	$466,295	$883,240	$810,391	$273,136	$315,703
Earnings per share
Basic	$1.19	$1.03	$2.26	$2.20	$4.21	$3.88	$1.31	$1.51
Diluted	$1.19	$1.02	$2.25	$2.19	$4.20	$3.86	$1.30	$1.50
Dividends declared per share	$0.70	$0.60	$0.70	$0.60	$0.78	$0.70	$0.78	$0.70
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(1)Our revenues are seasonal based on the demand for cruises. Demand is strongest for cruises during the Northern Hemisphere's summer months and holidays.